Equity (Details) - USD ($)							1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2017	Aug. 03, 2017	May 31, 2017	Feb. 06, 2017	Jan. 31, 2017	Jan. 05, 2017	Jan. 31, 2017	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 04, 2016
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)				310,376,634
Proceeds from initial offering, net of underwriting discounts									$ 1,692,058,000	$ 1,692,058,000	$ 0
Costs and expenses incurred for IPO									5,726,000	2,757,000	0	$ 2,969,000	$ 0	$ 0
Common stock								$ 3,104,000	$ 3,104,000	$ 3,104,000					$ 1.00
Common stock, dividends per share (in dollars per share)			$ 0.06
Dividends declared per common share (in dollars per share)								$ 0.06	$ 0.06
Common stock shares, par value (in dollars per share)					$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Common stock, shares issued (in shares)												1,000			100
Common stock, shares authorized (in shares)				9,000,000,000	9,000,000,000		9,000,000,000	9,000,000,000	9,000,000,000	9,000,000,000		1,000
Common stock, shares outstanding (in shares)								310,376,634	310,376,634	310,376,634
Preferred shares, shares outstanding (in shares)								0	0	0
Preferred stock, dividend rate, percentage												12.00%
Preferred stock, shares issued (in shares)												113
Preferred stock, amount of preferred dividends in arrears												$ 0
Payments of preferred stock dividends												136,000	136,000	127,000
Contributions										$ 0	138,002,000	138,002,000	246,792,000	557,381,000
Dividends, preferred stock, cash paid											0	0
Repurchased of preferred stock					$ 1,153,000					1,153,000	0
Payments of dividends										$ 18,816,000	$ 0	0	682,470,000	776,448,000
Cancelation/distribution of Class B notes receivable							$ 19,686,000
Profit interests, distributions							19,686,000
Profit interests, notes receivable issued												(1,527,000)	1,500,000	18,728,000
Class B Units
Class of Stock [Line Items]
Profit interests, notes receivable distributed							$ 11,023,000							11,023,000
Profit interests, notes receivable issued during the period												0	1,500,000	18,728,000
Profit interests, notes receivable accrued interest												1,527,000	$ 0	$ 0
Cancelation/distribution of Class B notes receivable						$ 7,723,000
Profit interests, notes receivable issued												$ 20,228,000
IH2
Class of Stock [Line Items]
Common stock, shares issued (in shares)												1,000
Common stock, shares outstanding (in shares)												1,000
Preferred shares, shares outstanding (in shares)												113
Preferred stock, dividend rate, percentage												12.00%	12.00%
Preferred stock, shares issued (in shares)												113		113
Amount of preferred stock issued														$ 1,130,000
Payments of preferred stock dividends												$ 136,000	$ 136,000	$ 127,000
Dividends, preferred stock, cash paid												$ 0	$ 0
Repurchased of preferred stock					1,153,000
Invitation Homes L.P. | Class B Units
Class of Stock [Line Items]
Profit interests, distributions						11,963,000
Minimum | Class B Units
Class of Stock [Line Items]
Profit interests, notes receivable applicable interest rate												1.57%
Maximum | Class B Units
Class of Stock [Line Items]
Profit interests, notes receivable applicable interest rate												1.97%
Scenario, forecast
Class of Stock [Line Items]
Common stock, dividends per share (in dollars per share)	$ 0.08
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Number of shares granted (in shares)									3,290,126	4,467,409
Subsequent Event
Class of Stock [Line Items]
Dividends declared per common share (in dollars per share)		$ 0.08
Subsequent Event | Class B Units
Class of Stock [Line Items]
Cancelation/distribution of Class B notes receivable						$ 7,723,000
Subsequent Event | IH2
Class of Stock [Line Items]
Repurchased of preferred stock					1,153,000
Subsequent Event | Invitation Homes L.P. | Class B Units
Class of Stock [Line Items]
Profit interests, distributions					$ 11,963,000